Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 131		$ 315,031		$ (84,416)	$ 230,746
Balance (in Shares) at Dec. 31, 2020		46,100,173
Issuance of ordinary shares upon exercise of warrants		$ 2		265			267
Issuance of ordinary shares upon exercise of warrants (in Shares)		780,920
Issuance of ordinary shares upon exercise of options		$ 3		3,330			3,333
Issuance of ordinary shares upon exercise of options (in Shares)		1,099,946
Issuance of ordinary shares due to business combination and assets acquisition		$ 13		101,497			101,510
Issuance of ordinary shares due to business combination and assets acquisition (in Shares)		3,810,402
Share-based compensation				18,697			18,697
Unrealized gain from marketable securities, net					(607)		(607)
Net loss for the year						(61,798)	(61,798)
Balance at Dec. 31, 2021		$ 149		438,820	(607)	(146,214)	292,148
Balance (in Shares) at Dec. 31, 2021		51,791,441
Issuance of ordinary shares upon exercise of warrants		$ 1		369			370
Issuance of ordinary shares upon exercise of warrants (in Shares)		192,927
Issuance of ordinary shares in connection with earnout liability			[1]	953			953
Issuance of ordinary shares in connection with earnout liability (in Shares)		89,286
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd.		$ 7		18,610			18,617
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd. (in Shares)		2,648,424
Issuance of ordinary shares upon exercise of options		$ 1		578			579
Issuance of ordinary shares upon exercise of options (in Shares)		372,159
Share-based compensation				18,623			18,623
Unrealized gain from marketable securities, net					(1,367)		(1,367)
Net loss for the year						(113,243)	(113,243)
Balance at Dec. 31, 2022		$ 158		477,953	(1,974)	(259,457)	$ 216,680
Balance (in Shares) at Dec. 31, 2022		55,094,237					55,094,237
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd.		$ 1		1,560			$ 1,561
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd. (in Shares)		255,392
Issuance of ordinary shares and warrants, net of issuance expenses	[2]	$ 6		27,133			27,139
Issuance of ordinary shares and warrants, net of issuance expenses (in Shares)	[2]	2,142,858
Issuance of ordinary shares upon exercise of RSUs			[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)		34,750
Reclassification of earn-out liability to equity				1,500			1,500
Issuance of ordinary shares upon exercise of options			[1]	903			$ 903
Issuance of ordinary shares upon exercise of options (in Shares)		251,391					286,141
Share-based compensation				6,838			$ 6,838
Unrealized gain from marketable securities, net					1,669		1,669
Net loss for the year						(60,776)	(60,776)
Balance at Dec. 31, 2023		$ 165		$ 515,887	$ (305)	$ (320,233)	$ 195,514
Balance (in Shares) at Dec. 31, 2023		57,778,628					57,778,628

[1]	Less than $1.
[2]	Issuance expenses totaled to $2,861